Ordinary dividends (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Interim period amount
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 0.075	£ 0.075
Previous period final amount
Disclosure of Dividends [line items]
Dividends declared (pound per share)			£ 0.075